Document and Entity Information	Nov. 30, 2021
Risk/Return:
Registrant Name	DELAWARE GROUP EQUITY FUNDS V
Registrant CIK	0000809821
SEC Form	485BPOS
Period end date	Nov. 30, 2021
Investment Company Type	N-1A
Amendment Flag	false